PRINCIPAL ACTIVITIES AND ORGANIZATION - Divestitures (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 23, 2020 shares	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Mar. 31, 2021 USD ($)	Apr. 14, 2020 CNY (¥)	Apr. 14, 2020 USD ($)	Mar. 24, 2020 USD ($)	Jan. 16, 2020 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Working capital adjustment															¥ 295,000
Net loss from continuing operations				¥ (717,000)	¥ (2,034,385)		¥ (716,975)	$ (109,431)	¥ (1,327,678)	¥ (1,351,761)
Accumulated deficit				(15,910,049)	¥ (15,488,827)		(15,910,049)				$ (2,428,348)
Issuance of ordinary shares										1,342,881
Amount received										¥ 1,674,408
Conversion of convertible notes (in shares) | shares										40,809,861
Amount of trade and other payable exempted from repayment				¥ 120,400
Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount received | $						$ 50,000
Class A ordinary shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Issuance of ordinary shares							¥ 169,499
Conversion of convertible notes (in shares) | shares	136,279,973
Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration												¥ 736,000	$ 105,000
Salvage car related business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration															330,000
Salvage car related business | Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration															¥ 330,000
2B online used car auction business | Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | $														$ 105,000
SUBSEQUENT EVENTS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate potential investment amount | $			$ 315,000
Amount received | $		$ 80,000	$ 20,000
SUBSEQUENT EVENTS | Class A ordinary shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Conversion of convertible notes (in shares) | shares			66,990,291
SUBSEQUENT EVENTS | 2024 Notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Senior convertible preferred shares in aggregate amount | $			$ 69,000
SUBSEQUENT EVENTS | 2024 Notes | Class A ordinary shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Conversion of convertible notes (in shares) | shares			66,990,291